NEOS ETF Trust
NEOS S&P 500 High Income ETF
Schedule of Investments
August 31, 2023 (Unaudited)
Investments	Number of Shares					Value
COMMON STOCKS — 99.7% (a)
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.*	23					$4,897
Boeing Co. (The)*	4,031					903,065
General Dynamics Corp.	1,723					390,501
Howmet Aerospace, Inc.	2,871					142,028
Huntington Ingalls Industries, Inc.	2					441
L3Harris Technologies, Inc.	1,151					204,982
Lockheed Martin Corp.	1,723					772,507
Northrop Grumman Corp.	1,148					497,187
RTX Corp.	11,482					987,911
Textron, Inc.	1,722					133,817
TransDigm Group, Inc.*	10					9,038
						4,046,374
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	577					52,178
Expeditors International of Washington, Inc.	1,149					134,100
FedEx Corp.	1,724					449,999
United Parcel Service, Inc., Class B	5,741					972,525
						1,608,802
Automobile Components — 0.1%
Aptiv plc*^	1,725					175,001
BorgWarner, Inc.	1,723					70,212
						245,213
Automobiles — 2.2%
Ford Motor Co.	36,108					437,990
General Motors Co.	12,054					403,929
Tesla, Inc.*	20,698					5,341,740
						6,183,659
Banks — 3.1%
Bank of America Corp.	56,682					1,625,073
Citigroup, Inc.	15,501					640,036
Citizens Financial Group, Inc.	4,018					113,026
Comerica, Inc.	1,148					55,230
Fifth Third Bancorp	5,740					152,397
Huntington Bancshares, Inc.	12,054					133,679
JPMorgan Chase & Co.	21,997					3,218,821
KeyCorp	7,464					84,567
M&T Bank Corp.	1,150					143,808
PNC Financial Services Group, Inc. (The)	2,873					346,857
Regions Financial Corp.	7,465					136,908
Truist Financial Corp.	10,907					333,209
US Bancorp	10,907					398,433
Wells Fargo & Co.	30,944					1,277,678
Zions Bancorp N.A.	1,149					40,790
						8,700,512
Beverages — 1.7%
Brown-Forman Corp., Class B	1,150					76,050
Coca-Cola Co. (The)	31,516					1,885,602
Constellation Brands, Inc., Class A	1,149					299,383
Keurig Dr. Pepper, Inc.	6,888					231,781
Molson Coors Beverage Co., Class B	1,150					73,014
Monster Beverage Corp.*	5,742					329,648
PepsiCo, Inc.	10,906					1,940,396
						4,835,874
Biotechnology — 1.9%
AbbVie, Inc.	13,779					2,024,962
Amgen, Inc.	4,020					1,030,487
Biogen, Inc.*	1,148					306,929
Gilead Sciences, Inc.	9,760					746,445
Incyte Corp.*	1,150					74,209
Moderna, Inc.*	2,296					259,609
Regeneron Pharmaceuticals, Inc.*	581					480,191
Vertex Pharmaceuticals, Inc.*	1,725					600,886
						5,523,718
Broadline Retail — 3.4%
Amazon.com, Inc.*	68,289					9,424,565
eBay, Inc.	4,021					180,060
Etsy, Inc.*	577					42,450
						9,647,075
Building Products — 0.5%
A O Smith Corp.	577					41,832
Allegion plc^	575					65,441
Carrier Global Corp.	6,888					395,716
Johnson Controls International plc^	5,169					305,281
Masco Corp.	1,723					101,674
Trane Technologies plc^	1,723					353,663
						1,263,607
Capital Markets — 2.6%
Ameriprise Financial, Inc.	576					194,446
Bank of New York Mellon Corp. (The)	5,741					257,599
BlackRock, Inc.	1,148					804,220
Cboe Global Markets, Inc.	576					86,233
Charles Schwab Corp. (The)	12,055					713,053
CME Group, Inc.	2,871					581,894
FactSet Research Systems, Inc.	8					3,491
Franklin Resources, Inc.	2,296					61,395
Goldman Sachs Group, Inc. (The)	2,305					755,372
Intercontinental Exchange, Inc.	4,592					541,810
Invesco Ltd.^	3,446					54,860
MarketAxess Holdings, Inc.	6					1,446
Moody's Corp.	1,149					386,983
Morgan Stanley	10,907					928,731
MSCI, Inc.	575					312,581
Nasdaq, Inc.	2,870					150,618
Northern Trust Corp.	1,722					130,992
Raymond James Financial, Inc.	1,722					180,104
S&P Global, Inc.	2,303					900,151
State Street Corp.	2,871					197,353
T Rowe Price Group, Inc.	1,723					193,372
						7,436,704
Chemicals — 1.7%
Air Products and Chemicals, Inc.	1,722					508,834
Albemarle Corp.	577					114,656
Celanese Corp.	576					72,783
CF Industries Holdings, Inc.	1,151					88,708
Corteva, Inc.	5,742					290,028
Dow, Inc.	5,740					313,174
DuPont de Nemours, Inc.	4,018					308,944
Eastman Chemical Co.	577					49,051
Ecolab, Inc.	1,724					316,888
FMC Corp.	577					49,755
International Flavors & Fragrances, Inc.	1,725					121,526
Linde plc^	4,018					1,555,127
LyondellBasell Industries N.V., Class A^	1,724					170,280
Mosaic Co. (The)	2,870					111,500
PPG Industries, Inc.	1,724					244,394
Sherwin-Williams Co. (The)	1,724					468,445
						4,784,093
Commercial Services & Supplies — 0.5%
Cintas Corp.	575					289,898
Copart, Inc.*	6,890					308,879
Republic Services, Inc.	1,722					248,192
Rollins, Inc.	1,723					68,179
Waste Management, Inc.	2,871					450,115
						1,365,263
Communications Equipment — 0.9%
Arista Networks, Inc.*	1,724					336,576
Cisco Systems, Inc.	31,011					1,778,481
F5, Inc.*	574					93,941
Juniper Networks, Inc.	2,298					66,918
Motorola Solutions, Inc.	1,150					326,105
						2,602,021
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,148					240,931

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	574					256,239
Vulcan Materials Co.	1,148					250,551
						506,790
Consumer Finance — 0.5%
American Express Co.	5,166					816,176
Capital One Financial Corp.	2,873					294,167
Discover Financial Services	2,296					206,801
Synchrony Financial	3,447					111,269
						1,428,413
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	3,446					1,892,819
Dollar General Corp.	1,722					238,497
Dollar Tree, Inc.*	1,722					210,704
Kroger Co. (The)	5,168					239,743
Sysco Corp.	4,020					279,993
Target Corp.	3,446					436,091
Walgreens Boots Alliance, Inc.	5,741					145,305
Walmart, Inc.	11,480					1,866,763
						5,309,915
Containers & Packaging — 0.2%
Amcor plc^	12,055					117,416
Avery Dennison Corp.	574					108,130
Ball Corp.	2,298					125,126
International Paper Co.	2,870					100,220
Packaging Corp of America	575					85,732
Sealed Air Corp.	1,148					42,545
Westrock Co.	1,725					56,425
						635,594
Distributors — 0.1%
Genuine Parts Co.	1,148					176,482
LKQ Corp.	1,724					90,562
Pool Corp.	7					2,559
						269,603
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	61,793					913,919
Verizon Communications, Inc.	34,386					1,202,822
						2,116,741
Electric Utilities — 1.6%
Alliant Energy Corp.	1,724					86,493
American Electric Power Co., Inc.	4,019					315,090
Constellation Energy Corp.	2,298					239,360
Duke Energy Corp.	5,743					509,978
Edison International	2,872					197,737
Entergy Corp.	1,722					164,020
Evergy, Inc.	1,723					94,713
Eversource Energy	2,870					183,163
Exelon Corp.	7,465					299,496
FirstEnergy Corp.	4,020					145,001
NextEra Energy, Inc.	16,072					1,073,610
NRG Energy, Inc.	1,723					64,699
PG&E Corp.*	12,629					205,853
Pinnacle West Capital Corp.	576					44,507
PPL Corp.	5,741					143,066
Southern Co. (The)	8,611					583,223
Xcel Energy, Inc.	4,021					229,720
						4,579,729
Electrical Equipment — 0.6%
AMETEK, Inc.	1,723					274,836
Eaton Corp. plc^	2,872					661,623
Emerson Electric Co.	4,593					451,262
Generac Holdings, Inc.	574					68,197
Rockwell Automation, Inc.	577					180,070
						1,635,988
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	4,594					406,018
CDW Corp.	1,148					242,400
Corning, Inc.	6,314					207,225
Keysight Technologies, Inc.*	1,150					153,295
TE Connectivity Ltd.^	2,299					304,365
Teledyne Technologies, Inc.*	9					3,765
Trimble, Inc.*	2,296					125,798
Zebra Technologies Corp., Class A*	11					3,025
						1,445,891
Energy Equipment & Services — 0.4%
Baker Hughes Co.	7,464					270,122
Halliburton Co.	6,317					243,962
Schlumberger N.V.^	10,906					643,018
						1,157,102
Entertainment — 1.4%
Activision Blizzard, Inc.	5,169					475,496
Electronic Arts, Inc.	1,725					206,966
Live Nation Entertainment, Inc.*	1,148					97,041
Netflix, Inc.*	3,446					1,494,461
Take-Two Interactive Software, Inc.*	1,149					163,388
Walt Disney Co. (The)*	15,499					1,296,956
Warner Bros. Discovery, Inc.*	21,238					279,067
						4,013,375
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B*	13,366					4,814,433
Fidelity National Information Services, Inc.	4,594					256,621
Fiserv, Inc.*	5,166					627,101
FleetCor Technologies, Inc.*	574					155,973
Global Payments, Inc.	2,296					290,880
Jack Henry & Associates, Inc.	574					89,992
Mastercard, Inc., Class A	6,358					2,623,565
PayPal Holdings, Inc.*	9,186					574,217
Visa, Inc., Class A	12,233					3,005,403
						12,438,185
Food Products — 1.0%
Archer-Daniels-Midland Co.	4,020					318,786
Bunge Ltd.^	587					67,106
Campbell Soup Co.	1,151					47,997
Conagra Brands, Inc.	3,446					102,966
General Mills, Inc.	4,592					310,695
Hershey Co. (The)	1,148					246,659
Hormel Foods Corp.	2,296					88,603
J M Smucker Co. (The)	576					83,491
Kellogg Co.	1,724					105,198
Kraft Heinz Co. (The)	6,314					208,930
Lamb Weston Holdings, Inc.	1,148					111,827
McCormick & Co., Inc.	1,724					141,506
Mondelez International, Inc., Class A	10,906					777,162
Tyson Foods, Inc., Class A	2,297					122,361
						2,733,287
Gas Utilities — 0.1%
Atmos Energy Corp.	1,148					133,111

Ground Transportation — 0.8%
CSX Corp.	16,648					502,770
JB Hunt Transport Services, Inc.	575					108,031
Norfolk Southern Corp.	1,723					353,232
Old Dominion Freight Line, Inc.	575					245,738
Union Pacific Corp.	4,595					1,013,519
						2,223,290
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	13,778					1,417,756
Align Technology, Inc.*	574					212,460
Baxter International, Inc.	4,019					163,171
Becton Dickinson and Co.	2,296					641,617
Boston Scientific Corp.*	11,480					619,231
Cooper Co., Inc. (The)	9					3,330
DENTSPLY SIRONA, Inc.	1,722					63,869
Dexcom, Inc.*	2,872					290,015
Edwards Lifesciences Corp.*	4,595					351,380
GE HealthCare Technologies, Inc.	2,871					202,262
Hologic, Inc.*	1,724					128,852
IDEXX Laboratories, Inc.*	575					294,061
Insulet Corp.*	574					110,041
Intuitive Surgical, Inc.*	2,870					897,392
Medtronic plc^	10,335					842,302
ResMed, Inc.	1,148					183,209
STERIS plc^	576					132,244
Stryker Corp.	2,321					658,120
Teleflex, Inc.	3					638
Zimmer Biomet Holdings, Inc.	1,722					205,125
						7,417,075
Health Care Providers & Services — 2.7%
Cardinal Health, Inc.	1,724					150,557
Cencora, Inc.	1,149					202,201
Centene Corp.*	4,593					283,159
Cigna Corp.	2,297					634,569
CVS Health Corp.	10,908					710,874
DaVita, Inc.*	3					307
Elevance Health, Inc.	1,724					762,025
HCA Healthcare, Inc.	1,722					477,511
Henry Schein, Inc.*	577					44,164
Humana, Inc.	584					269,592
Laboratory Corp. of America Holdings	575					119,658
McKesson Corp.	1,148					473,343
Molina Healthcare, Inc.*	12					3,721
Quest Diagnostics, Inc.	576					75,744
UnitedHealth Group, Inc.	7,021					3,346,068
Universal Health Services, Inc., Class B	3					404
						7,553,897
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.*	21					65,206
Caesars Entertainment, Inc.*	1,723					95,213
Carnival Corp.*^	8,611					136,226
Chipotle Mexican Grill, Inc.*	5					9,633
Darden Restaurants, Inc.	577					89,729
Domino's Pizza, Inc.	2					775
Expedia Group, Inc.*	1,149					124,540
Hilton Worldwide Holdings, Inc.	2,296					341,300
Las Vegas Sands Corp.	2,299					126,123
Marriott International, Inc., Class A	2,296					467,259
McDonald's Corp.	5,742					1,614,363
MGM Resorts International	2,299					101,110
Norwegian Cruise Line Holdings Ltd.*^	3,446					57,100
Royal Caribbean Cruises Ltd.*^	1,723					170,474
Starbucks Corp.	9,185					894,986
Wynn Resorts Ltd.	576					58,395
Yum! Brands, Inc.	2,296					297,057
						4,649,489
Household Durables — 0.3%
DR Horton, Inc.	2,297					273,389
Garmin Ltd.^	1,149					121,817
Lennar Corp., Class A	1,724					205,311
Mohawk Industries, Inc.*	3					304
Newell Brands, Inc.	2,872					30,386
NVR, Inc.*	1					6,377
PulteGroup, Inc.	1,722					141,307
Whirlpool Corp.	3					420
						779,311
Household Products — 1.4%
Church & Dwight Co., Inc.	1,723					166,735
Clorox Co. (The)	577					90,272
Colgate-Palmolive Co.	6,316					464,036
Kimberly-Clark Corp.	2,299					296,180
Procter & Gamble Co. (The)	18,371					2,835,380
						3,852,603
Independent Power and Renewable Electricity Producers — 0.0% (b)
AES Corp. (The)	5,168					92,662

Industrial Conglomerates — 0.9%
3M Co.	4,021					428,920
General Electric Co.	8,613					985,844
Honeywell International, Inc.	5,167					971,086
						2,385,850
Insurance — 2.1%
Aflac, Inc.	4,592					342,425
Allstate Corp. (The)	1,724					185,864
American International Group, Inc.	5,742					336,022
Aon plc, Class A^	1,722					574,098
Arch Capital Group Ltd.*^	2,870					220,588
Arthur J Gallagher & Co.	1,722					396,886
Assurant, Inc.	3					418
Brown & Brown, Inc.	1,723					127,674
Chubb Ltd.^	2,873					577,099
Cincinnati Financial Corp.	1,149					121,553
Everest Group Ltd.^	7					2,525
Globe Life, Inc.	575					64,153
Hartford Financial Services Group, Inc. (The)	2,298					165,042
Lincoln National Corp.	1,149					29,483
Loews Corp.	1,151					71,466
Marsh & McLennan Cos., Inc.	4,019					783,665
MetLife, Inc.	5,167					327,278
Principal Financial Group, Inc.	1,723					133,894
Progressive Corp. (The)	4,593					613,028
Prudential Financial, Inc.	2,871					271,798
Travelers Co., Inc. (The)	1,723					277,799
W R Berkley Corp.	1,722					106,523
Willis Towers Watson plc^	576					119,094
						5,848,375
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A*	45,389					6,180,620
Alphabet, Inc., Class C*	39,018					5,359,122
Match Group, Inc.*	2,296					107,614
Meta Platforms, Inc., Class A*	16,738					4,952,607
						16,599,963
IT Services — 1.3%
Accenture plc, Class A^	5,169					1,673,567
Akamai Technologies, Inc.*	1,149					120,749
Cognizant Technology Solutions Corp., Class A	4,020					287,872
DXC Technology Co.*	1,723					35,735
EPAM Systems, Inc.*	11					2,849
Gartner, Inc.*	574					200,716
International Business Machines Corp.	7,463					1,095,792
VeriSign, Inc.*	575					119,479
						3,536,759
Leisure Products — 0.0% (b)
Hasbro, Inc.	1,148					82,656

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	2,297					278,098
Bio-Rad Laboratories, Inc., Class A*	1					400
Bio-Techne Corp.	1,149					90,081
Charles River Laboratories International, Inc.*	3					620
Danaher Corp.	5,168					1,369,520
Illumina, Inc.*	1,149					189,838
IQVIA Holdings, Inc.*	1,151					256,247
Mettler-Toledo International, Inc.*	4					4,854
Revvity, Inc.	577					67,526
Thermo Fisher Scientific, Inc.	2,876					1,602,220
Waters Corp.*	10					2,808
West Pharmaceutical Services, Inc.	574					233,561
						4,095,773
Machinery — 1.7%
Caterpillar, Inc.	4,018					1,129,580
Cummins, Inc.	1,148					264,086
Deere & Co.	1,732					711,748
Dover Corp.	1,148					170,248
Fortive Corp.	2,870					226,299
IDEX Corp.	574					129,954
Illinois Tool Works, Inc.	2,296					567,916
Ingersoll Rand, Inc.	2,873					199,990
Nordson Corp.	3					732
Otis Worldwide Corp.	2,873					245,785
PACCAR, Inc.	4,020					330,806
Parker-Hannifin Corp.	586					244,303
Pentair plc^	1,149					80,729
Snap-on, Inc.	11					2,955
Stanley Black & Decker, Inc.	1,149					108,443
Westinghouse Air Brake Technologies Corp.	1,150					129,398
Xylem, Inc.	1,150					119,071
						4,662,043
Media — 0.8%
Charter Communications, Inc., Class A*	577					252,795
Comcast Corp., Class A	31,746					1,484,443
Fox Corp., Class A	2,298					75,972
Fox Corp., Class B	1,148					35,037
Interpublic Group of Cos., Inc. (The)	2,872					93,656
News Corp., Class A	2,872					61,719
News Corp., Class B	577					12,694
Omnicom Group, Inc.	1,151					93,243
Paramount Global, Class B	4,592					69,293
						2,178,852
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	11,481					458,207
Newmont Corp.	6,314					248,898
Nucor Corp.	2,296					395,142
Steel Dynamics, Inc.	1,155					123,111
						1,225,358
Multi-Utilities — 0.7%
Ameren Corp.	1,725					136,741
CenterPoint Energy, Inc.	4,595					128,155
CMS Energy Corp.	2,296					129,012
Consolidated Edison, Inc.	2,870					255,315
Dominion Energy, Inc.	6,316					306,579
DTE Energy Co.	1,151					118,990
NiSource, Inc.	2,873					76,882
Public Service Enterprise Group, Inc.	4,018					245,419
Sempra	4,596					322,731
WEC Energy Group, Inc.	2,298					193,308
						1,913,132
Oil, Gas & Consumable Fuels — 4.2%
APA Corp.	2,298					100,744
Chevron Corp.	14,350					2,311,785
ConocoPhillips	9,758					1,161,495
Coterra Energy, Inc.	6,314					177,992
Devon Energy Corp.	5,167					263,982
Diamondback Energy, Inc.	1,150					174,547
EOG Resources, Inc.	4,592					590,623
EQT Corp.	2,870					124,041
Exxon Mobil Corp.	30,926					3,438,662
Hess Corp.	1,725					266,513
Kinder Morgan, Inc.	15,499					266,893
Marathon Oil Corp.	4,595					121,078
Marathon Petroleum Corp.	3,446					491,986
Occidental Petroleum Corp.	5,741					360,477
ONEOK, Inc.	3,445					224,614
Phillips 66	3,446					393,395
Pioneer Natural Resources Co.	1,723					409,953
Targa Resources Corp.	1,723					148,609
Valero Energy Corp.	2,871					372,943
Williams Co., Inc. (The)	9,758					336,944
						11,737,276
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	577					24,217
American Airlines Group, Inc.*	5,740					84,550
Delta Air Lines, Inc.	5,167					221,561
Southwest Airlines Co.	4,594					145,170
United Airlines Holdings, Inc.*	2,871					143,005
						618,503
Personal Care Products — 0.1%
Estee Lauder Co., Inc., Class A (The)	1,723					276,593

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	17,795					1,097,062
Catalent, Inc.*	1,150					57,466
Eli Lilly & Co.	5,915					3,278,093
Johnson & Johnson	19,715					3,187,521
Merck & Company, Inc.	20,095					2,189,953
Organon & Co.	1,724					37,859
Pfizer, Inc.	45,774					1,619,484
Viatris, Inc.	9,187					98,760
Zoetis, Inc.	3,447					656,688
						12,222,886
Professional Services — 0.7%
Automatic Data Processing, Inc.	3,444					876,877
Broadridge Financial Solutions, Inc.	577					107,443
Ceridian HCM Holding, Inc.*	1,149					83,325
Equifax, Inc.	577					119,266
Jacobs Solutions, Inc.	577					77,791
Leidos Holdings, Inc.	1,148					111,941
Paychex, Inc.	2,299					281,007
Paycom Software, Inc.	9					2,654
Robert Half International, Inc.	576					42,601
Verisk Analytics, Inc.	1,149					278,311
						1,981,216
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	2,298					195,445
CoStar Group, Inc.*	2,873					235,557
						431,002
Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc.	1,149					133,675
American Tower Corp.	3,446					624,829
AvalonBay Communities, Inc.	1,148					211,025
Boston Properties, Inc.	1,148					76,652
Camden Property Trust	576					61,989
Crown Castle, Inc.	3,445					346,222
Digital Realty Trust, Inc.	2,297					302,561
Equinix, Inc.	578					451,638
Equity Residential	2,870					186,062
Essex Property Trust, Inc.	574					136,836
Extra Space Storage, Inc.	1,148					147,725
Federal Realty Investment Trust	574					56,217
Host Hotels & Resorts, Inc.	5,742					90,666
Healthpeak Properties, Inc.	4,020					82,732
Invitation Homes, Inc.	4,593					156,576
Iron Mountain, Inc.	2,297					145,951
Kimco Realty Corp.	4,595					87,029
Mid-America Apartment Communities, Inc.	577					83,798
Prologis, Inc.	7,463					926,905
Public Storage	1,149					317,561
Realty Income Corp.	4,595					257,504
Regency Centers Corp.	1,149					71,468
SBA Communications Corp.	576					129,329
Simon Property Group, Inc.	2,298					260,800
UDR, Inc.	2,298					91,690
Ventas, Inc.	2,873					125,493
VICI Properties, Inc.	7,464					230,190
Welltower, Inc.	3,447					285,687
Weyerhaeuser Co.	5,742					188,050
						6,266,860
Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.*	12,193					1,289,044
Analog Devices, Inc.	4,019					730,574
Applied Materials, Inc.	6,889					1,052,364
Broadcom, Inc.	2,881					2,658,846
Enphase Energy, Inc.*	1,148					145,256
First Solar, Inc.*	575					108,744
Intel Corp.	34,961					1,228,529
KLA Corp.	1,148					576,147
Lam Research Corp.	1,148					806,355
Microchip Technology, Inc.	4,593					375,891
Micron Technology, Inc.	9,184					642,329
Monolithic Power Systems, Inc.	8					4,170
NVIDIA Corp.	18,958					9,356,721
NXP Semiconductors N.V.^	1,725					354,867
ON Semiconductor Corp.*	3,446					339,293
Qorvo, Inc.*	576					61,857
QUALCOMM, Inc.	9,186					1,052,072
Skyworks Solutions, Inc.	1,149					124,942
SolarEdge Technologies, Inc.*	10					1,626
Teradyne, Inc.	1,149					123,943
Texas Instruments, Inc.	7,462					1,254,064
						22,287,634
Software — 10.0%
Adobe, Inc.*	3,446					1,927,486
ANSYS, Inc.*	575					183,350
Autodesk, Inc.*	1,722					382,181
Cadence Design Systems, Inc.*	1,733					416,683
Fair Isaac Corp.*	4					3,618
Fortinet, Inc.*	5,168					311,165
Gen Digital, Inc.	4,594					93,028
Intuit, Inc.	2,296					1,243,996
Microsoft Corp.	56,233					18,430,928
Oracle Corp.	12,055					1,451,301
Palo Alto Networks, Inc.*	1,815					441,590
PTC, Inc.*	576					84,770
Roper Technologies, Inc.	581					289,954
Salesforce, Inc.*	8,037					1,779,874
ServiceNow, Inc.*	1,159					682,454
Synopsys, Inc.*	1,149					527,265
Tyler Technologies, Inc.*	8					3,187
						28,252,830
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	3					207
AutoZone, Inc.*	3					7,594
Bath & Body Works, Inc.	1,723					63,527
Best Buy Co., Inc.	1,151					87,994
CarMax, Inc.*	1,150					93,932
Home Depot, Inc. (The)	8,038					2,654,952
Lowe's Cos., Inc.	4,594					1,058,825
O'Reilly Automotive, Inc.*	12					11,276
Ross Stores, Inc.	2,299					280,041
TJX Companies, Inc. (The)	9,184					849,336
Tractor Supply Co.	576					125,856
Ulta Beauty, Inc.*	10					4,150
						5,237,690
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	112,208					21,080,517
Hewlett Packard Enterprise Co.	10,334					175,575
HP, Inc.	7,463					221,726
NetApp, Inc.	1,723					132,154
Seagate Technology Holdings plc^	1,151					81,479
Western Digital Corp.*	2,870					129,150
						21,820,601
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	10,335					1,051,173
Ralph Lauren Corp.	2					233
Tapestry, Inc.	1,724					57,444
VF Corp.	2,870					56,711
						1,165,561
Tobacco — 0.6%
Altria Group, Inc.	13,779					609,308
Philip Morris International, Inc.	12,056					1,158,099
						1,767,407
Trading Companies & Distributors — 0.2%
Fastenal Co.	4,594					264,523
United Rentals, Inc.	574					273,534
WW Grainger, Inc.	8					5,713
						543,770
Water Utilities — 0.1%
American Water Works Co., Inc.	1,150					159,551

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	4,592					625,660

TOTAL COMMON STOCKS
(Cost $274,507,516)						281,379,698

CONTINGENT VALUE RIGHTS — 0.0% (b)(c)(d)
ABIOMED, Inc.*	2					–
TOTAL CONTINGENT VALUE RIGHTS
(Cost $–)						–

SHORT-TERM INVESTMENTS — 0.2% (e)
Money Market Fund (e)
First American Treasury Obligations Fund, Class X, 5.261%	665,195					665,195
TOTAL SHORT-TERM INVESTMENTS
(Cost $665,195)						665,195

TOTAL INVESTMENTS — 99.9%
(Cost $275,172,711)						282,044,893
OTHER ASSETS LESS LIABILITIES — 0.1%						193,411
NET ASSETS — 100.0%						$282,238,304

* Non-income producing security.
^ Foreign security.
(a)
All or a portion of these securities has been segregated as collateral for written option contracts. As of August 31, 2023, the aggregate fair value of those securities was $281,379,698, representing 99.7% of net assets.

(b)	Represents less than 0.05%.
(c) Illiquid security.
(d)	Security fair valued by the Valuation Committee in good faith in accordance with the policies adopted by the Board of Trustees.
(e) 7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

A list of the exchange traded option contracts held by the Fund at August 31, 2023, is as follows:
WRITTEN OPTIONS	Contracts (f)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
CALL OPTIONS
CBOE S&P 500 Index	(275)	$4,595.00	10/20/2023	$(1,340,801)	$(123,960,650)	$(1,335,125)
CBOE S&P 500 Index	(275)	$4,640.00	10/20/2023	(869,641)	(123,960,650)	(870,375)
TOTAL WRITTEN OPTIONS				$(2,210,442)	$(247,921,300)	$(2,205,500)

(f) Each contract equals 100 shares.

NEOS ETF Trust
NEOS S&P 500 High Income ETF
Notes to Schedule of Investments
August 31, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund's (observable inputs) and (2) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund's have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023:

NEOS S&P 500 High Income ETF	Level 1		Level 2	Level 3		Total
Investments
Common Stocks*	$281,379,698		$-	$-		$281,379,698
Contingent Value Rights	-		-	-	**	-	**
Money Market Fund	665,195		-	-		665,195
Total Investments	$282,044,893		$-	$-	**	$282,044,893
Other Financial Instruments
Liabilities
Written Calls Options***	$-		$(2,205,500)	$-		$(2,205,500)
Total Other Financial Instruments	$-		$(2,205,500)	$-		$(2,205,500)

* See Schedule of Investments for segregation by industry type.
** Represents amount of $0.50.
*** The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material for the Fund; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended August 31, 2023.

Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of August 31, 2023 for the Fund are as follows:

Description	Fair Value as of 8/31/2023		Valuation Technique	Unobservable Input		Input Values (Ranges)
Contingent Value Right*	$-	**	Projected Final Distribution	Discount of Projected Distribution		$0.00-$35.00	***

*This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

** Represents amount of $0.50.
*** Security was valued at $0 for each day of the quarter ended August 31, 2023.